CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
REVENUES.
Revenues	$ 0	$ 0	$ 0	$ 0
Cost of revenues	0	0	0	0
Gross margin	0	0	0	0
OPERATING EXPENSES.
Selling, general and administrative expenses	1,383,571	88,859	4,592,163	675,846
Exploration expense	307,312	655,029	845,611	1,201,790
Total operating expenses	1,690,883	743,888	5,437,774	1,877,636
(Loss) from operations	(1,690,883)	(743,888)	(5,437,774)	(1,877,636)
OTHER INCOME (EXPENSE).
Interest expense	(4,693)	(14)	(7,017)	(25,581)
Loss on debt settlement	0	(56,667)	0	(1,282,650)
Loss on legal settlement	(18,000)	0	(349,000)	(10,923,600)
Gain (loss) on warrant derivative liability	0	266,500	0	(539,500)
Total other income (expense)	(22,693)	209,819	(356,017)	(12,771,331)
(LOSS) BEFORE INCOME TAXES.	(1,713,576)	(534,069)	(5,793,791)	(14,648,967)
INCOME TAX EXPENSE	0	0	0	0
(LOSS) FROM CONTINUING OPERATIONS.	(1,713,576)	(534,069)	(5,793,791)	(14,648,967)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	0	215,606	1,230	103,692
Net loss	$ (1,713,576)	$ (318,463)	$ (5,792,561)	$ (14,545,275)
PER SHARE DATA:
NET LOSS PER SHARE BEFORE DISCONTINUED OPERATIONS ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS	$ (0.16)	$ (0.05)	$ (0.56)	$ (1.56)
DISCONTINUED OPERATIONS ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS.	$ 0.00	$ 0.02	$ 0.00	$ 0.01
NET LOSS PER SHARE ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS.	$ (0.16)	$ (0.03)	$ (0.56)	$ (1.55)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED.	10,473,681	9,658,361	10,389,703	9,397,663